Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.46844%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$959,855.48

Principal:
Principal Collections	$14,314,682.88
Prepayments in Full	$6,966,880.09
Liquidation Proceeds	$250,327.30
Recoveries	$58,415.55
Sub Total	$21,590,305.82
Collections	$22,550,161.30

Purchase Amounts:
Purchase Amounts Related to Principal	$247,276.82
Purchase Amounts Related to Interest	$975.47
Sub Total	$248,252.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,798,413.59

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,798,413.59
Servicing Fee	$364,719.69	$364,719.69	$0.00	$0.00	$22,433,693.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,433,693.90
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,433,693.90
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,433,693.90
Interest - Class A-3 Notes	$217,732.25	$217,732.25	$0.00	$0.00	$22,215,961.65
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$22,063,353.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,063,353.65
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$22,002,442.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,002,442.40
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$21,955,469.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,955,469.40
Regular Principal Payment	$20,460,463.37	$20,460,463.37	$0.00	$0.00	$1,495,006.03
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,495,006.03
Residual Released to Depositor	$0.00	$1,495,006.03	$0.00	$0.00	$0.00
Total		$22,798,413.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,460,463.37
Total					$20,460,463.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,460,463.37	$53.56	$217,732.25	$0.57	$20,678,195.62	$54.13
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$20,460,463.37	$15.54	$478,224.50	$0.36	$20,938,687.87	$15.90

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$196,450,148.75	0.5142674	$175,989,685.38	0.4607060
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$382,780,148.75	0.2906830	$362,319,685.38	0.2751454

Pool Information
Weighted Average APR	2.805%	2.802%
Weighted Average Remaining Term	32.21	31.38
Number of Receivables Outstanding	31,945	31,126
Pool Balance	$437,663,628.13	$415,500,741.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$409,116,631.68	$388,656,168.31
Pool Factor	0.3081491	0.2925447

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$26,844,572.88
Targeted Overcollateralization Amount	$53,181,055.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,181,055.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$383,719.85
(Recoveries)		115	$58,415.55
Net Loss for Current Collection Period			$325,304.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8919%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7074%
Second Prior Collection Period			0.4714%
Prior Collection Period			0.7589%
Current Collection Period			0.9151%
Four Month Average (Current and Prior Three Collection Periods)			0.7132%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,854	$12,863,342.12
(Cumulative Recoveries)			$1,766,831.53
Cumulative Net Loss for All Collection Periods			$11,096,510.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7813%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,507.13
Average Net Loss for Receivables that have experienced a Realized Loss			$3,888.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.51%	375	$6,273,844.42
61-90 Days Delinquent	0.20%	45	$848,347.94
91-120 Days Delinquent	0.05%	10	$191,183.80
Over 120 Days Delinquent	0.14%	35	$593,911.55
Total Delinquent Receivables	1.90%	465	$7,907,287.71

Repossession Inventory:
Repossessed in the Current Collection Period		18	$344,913.29
Total Repossessed Inventory		28	$547,995.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2434%
Prior Collection Period			0.2630%
Current Collection Period			0.2891%
Three Month Average			0.2652%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3931%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer